United
                    Asset Strategy
                    Fund, Inc.

                    SEMIANNUAL
                    REPORT
                    --------------------------------------------
                    For the six months ended March 31, 1998

This report is submitted for the general information of the shareholders of United Asset Strategy Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United Asset Strategy Fund, Inc. current prospectus.

PRESIDENT'S LETTER
MARCH 31, 1998



Dear Shareholder:

As Waddell & Reed celebrates its 60th anniversary in the financial services industry, I would like to thank you for your continued confidence in our products and services. Since we opened our doors in 1937, our goal has been and continues to be to provide the best service possible to our shareholders. This commitment is reflected in every area of our organization: starting with your financial advisor and continuing with our investment management and customer service people of our affiliated companies.

Your confidence in the success of the products and services offered by Waddell & Reed and its affiliates is reflected in the growth the Funds have experienced over our 60 years. Total mutual fund assets under management reached the $1 billion mark in 1961, and over the $5 billion mark in 1985. As of March 31, 1998, mutual fund assets under management totaled more than $22.9 billion.

We look forward to helping you meet the financial goals that are important to you, now and for many years to come. Should you have any questions about your account or other financial issues that are important to you, contact your financial advisor or your local Waddell & Reed office. They're ready to help you make the most of your financial future.


Respectfully,
Keith A. Tucker
President

SHAREHOLDER SUMMARY
--------------------------------------------------------------
United Asset Strategy Fund, Inc.

PORTFOLIO STRATEGY:
Stocks 70%                 OBJECTIVE:   High total return over
(can range from 0-100%)                 the long-term.

Bonds 25%
(can range from 0-100%)     STRATEGY:   Invests in stocks, bonds
                                        and short-term
Short-Term Instruments 5%               instruments, both in the
(can range from 0-100%)                 United States and abroad, which are
                                        allocated in a mix that varies based on
                                        the current outlook for the different
                                        markets.

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the Asset Strategy Fund from time to time. For more information about the Fund's cash reserves flexibility, please consult the Prospectus.

                             FOUNDED:   1995

        SCHEDULED DIVIDEND FREQUENCY:   QUARTERLY
                                        (MARCH, JUNE, SEPTEMBER, DECEMBER)

PERFORMANCE SUMMARY -- Class A Shares

          PER SHARE DATA
For the Six Months Ended March 31, 1998
----------------------------------------
DIVIDENDS PAID                   $0.10
                                 =====

CAPITAL GAINS DISTRIBUTION      $0.47
                                =====

NET ASSET VALUE ON
3/31/98   $5.80     adjusted to: $6.27  (A)
9/30/97                           5.99
                                 -----
CHANGE PER SHARE                 $0.28
                                 =====

Past performance is not necessarily indicative of future results.

 (A)This number includes the capital gains distribution of $0.47 paid in December 1997 added to the actual net asset value on March 31, 1998.



                              TOTAL RETURN HISTORY

                                            Average Annual Total Return
                                            ---------------------------
                                                With         Without
Period                                      Sales Load**  Sales Load***
------                                      -----------    ------------
1-year period ended 3-31-98                     19.28%         26.55%
Period from 3-9-95*
 through 3-31-98                                 8.68%         10.80%

  *Initial public offering of the Fund.
 **Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the two periods. ***Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.


Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 1998, the Fund had net assets totaling $30,183,402 invested in a diversified portfolio of:

   48.83%   Common Stocks
   18.16%   Corporate Debt Securities
   16.29%   United States Government Securities
   13.33%   Cash and Cash Equivalents
    3.39%   Other Government Securities


As a shareholder of United Asset Strategy Fund, Inc., for every $100 you had invested on March 31, 1998, your Fund owned:

  $48.83    Common Stocks
   18.16    Corporate Debt Securities
   16.29    United States Government Securities
   13.33    Cash and Cash Equivalents
    3.39    Other Government Securities

THE INVESTMENTS OF
UNITED ASSET STRATEGY FUND, INC.
MARCH 31, 1998

                                              Shares        Value

COMMON STOCKS
Agricultural Production -- Crops - 0.99%
 Dole Food Company, Inc.  ................     6,200    $   299,925

Apparel and Accessory Stores - 2.19%
 Payless ShoeSource, Inc.*  ..............     8,800        662,200

Business Services - 8.75%
 BISYS Group, Inc. (The)*  ...............     6,700        235,545
 BMC Software, Inc.*  ....................     7,400        619,979
 Cerner Corporation*  ....................    29,700        634,838
 J. D. Edwards*  .........................    19,100        625,525
 Networks Associates, Inc.*  .............     7,900        523,865
   Total .................................                2,639,752

Chemicals and Allied Products - 7.12%
 Astra AB A Free (A)  ....................    20,200        416,859
 Bristol-Myers Squibb Company  ...........     2,900        302,505
 Shire Pharmaceuticals Group plc, ADR *  .    20,000        426,240
 Warner-Lambert Company  .................     5,900      1,004,841
   Total .................................                2,150,445

Communication - 4.37%
 Clear Channel Communications, Inc.*  ....     6,000        588,000
 Cox Communications, Inc.*  ..............    11,100        466,200
 U S WEST Media Group*  ..................     7,600        264,100
   Total .................................                1,318,300

Depository Institutions - 3.27%
 BankAmerica Corporation  ................     5,600        462,700
 U. S. Bancorp.  .........................     4,200        523,950
   Total .................................                  986,650

Electric, Gas and Sanitary Services - 3.62%
 Allied Waste Industries, Inc. New*  .....    24,400        609,219
 Duke Energy Corp.  ......................     8,100        482,452
   Total .................................                1,091,671

Electronic and Other Electric Equipment - 0.87%
 Maytag Corporation  .....................     5,500        262,966

Engineering and Management Services - 0.95%
 Paychex, Inc.  ..........................     5,000        288,280

                See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF
UNITED ASSET STRATEGY FUND, INC.
MARCH 31, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Furniture and Home Furnishings Stores - 0.96%
 Williams-Sonoma, Inc.*  .................     5,000    $   289,375

General Merchandise Stores - 1.40%
 Wal-Mart Stores, Inc.  ..................     8,300        421,740

Health Services - 0.91%
 Centennial HealthCare Corporation*  .....    11,000        275,000

Miscellaneous Retail - 1.65%
 Costco Companies, Inc.*  ................     9,300        497,252

Nondepository Institutions - 1.80%
 Fannie Mae  .............................     8,600        543,950

Oil and Gas Extraction - 3.52%
 Anadarko Petroleum Corporation  .........     9,300        641,700
 Tom Brown, Inc.*  .......................    18,800        421,816
   Total .................................                1,063,516

Personal Services - 1.82%
 Equity Corporation International*  ......    22,900        548,157

Petroleum and Coal Products - 3.21%
 British Petroleum Company p.l.c. (The), ADR   3,600        309,823
 Royal Dutch Petroleum Company  ..........    11,600        659,019
   Total .................................                  968,842

Real Estate - 1.43%
 ElderTrust*  ............................    24,100        431,535

TOTAL COMMON STOCKS - 48.83%                            $14,739,556
 (Cost: $12,707,788)
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 1.64%
 BOC Group, Inc. (The),
   5.875%, 1-29-2001 .....................    $  500     $  495,950

Depository Institutions - 5.01%
 Banco de Inversion y Comercio Exterior S.A.,
   9.375%, 12-27-2000 (B) ................       500        515,500
 Banco Nacional de Comercio Exterior, S.N.C.,
   7.5%, 7-1-2000 ........................       500        500,625
 Unibanco- Uniao de Bancos Brasileiros S.A.,
   6.75%, 10-8-98 ........................       500        496,875
   Total .................................                1,513,000
                See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF
UNITED ASSET STRATEGY FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Electric, Gas and Sanitary Services - 6.62%
 Centrais Electricas Brasileiras S.A.,
   10.0%, 10-30-98 (B)....................     $ 500     $  506,875
 Companhia Energetica de Minas Gerais- CEMIG,
   9.125%, 11-18-2004 (B).................       500        496,250
 Companhia Paranaense de Energia-COPEL,
   9.75%, 5-2-2005 (B) ...................       500        492,500
 Transportadora de Gas del Sur S.A. (TGS),
   7.75%, 12-23-98 .......................       500        502,500
   Total .................................                1,998,125

Food and Kindred Products - 1.56%
 Cervejarias Kaiser S.A.,
   8.875%, 9-26-2005 (B)..................       500        469,375

Industrial Machinery and Equipment - 1.67%
 Tyco International Ltd.,
   6.5%, 11-1-2001 .......................       500        504,610

Oil and Gas Extraction - 1.66%
 Petroleos Mexicanos,
   8.375%, 3-30-2005 (B)..................       500        500,000

TOTAL CORPORATE DEBT SECURITIES - 18.16%                 $5,481,060
 (Cost: $5,488,268)

OTHER GOVERNMENT SECURITIES - 3.39%
 Argentina
 Republic of Argentina (The):
   8.325%, 8-15-99 .......................       500        505,250
   9.25%, 2-23-2001 ......................       500        518,750
   Total .................................               $1,024,000
   (Cost: $1,006,553)

                See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF
UNITED ASSET STRATEGY FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Banks:
   6.38%, 4-29-2003 ......................    $  500     $  496,015
   6.57%, 2-11-2005 ......................       500        496,405
   6.75%, 2-5-2008 .......................       500        498,280
   6.75%, 2-12-2008 ......................       500        497,580
   6.785%, 3-3-2008 ......................       500        494,295
 Federal Home Loan Mortgage Corporation,
   6.5%, 2-15-2023 (Interest only strip)..     5,000        937,950
 United States Treasury,
   5.625%, 12-31-2002 ....................     1,500      1,497,420

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 16.29%                                     $4,917,945
 (Cost: $5,023,113)

SHORT-TERM SECURITIES
Fabricated Metal Products - 3.21%
 Danaher Corporation,
   5.6875%, Master Note ..................       968        968,000

Food and Kindred Products - 3.61%
 General Mills, Inc.,
   5.5425%, Master Note ..................     1,090      1,090,000

Nondepository Institutions - 4.71%
 Island Finance Puerto Rico Inc.,
   5.48%, 4-24-98 ........................     1,425      1,420,011

Textile Mill Products - 4.57%
 Sara Lee Corporation,
   5.5375%, Master Note ..................     1,380      1,380,000

TOTAL SHORT-TERM SECURITIES - 16.10%                    $ 4,858,011
 (Cost: $4,858,011)

TOTAL INVESTMENT SECURITIES - 102.77%                   $31,020,572
 (Cost: $29,083,733)

LIABILITIES, NET OF
 CASH AND OTHER ASSETS - (2.77%)                          (837,170)

NET ASSETS - 100.00%                                    $30,183,402

                See Notes to Schedule of Investments on page 10.

Notes to Schedule of Investments
 *No income dividends were paid during the preceding 12 months.
(A)  Listed on an exchange outside the United States.
(B)  As of March 31, 1998, the following restricted securities were owned:
                               Principal
                   Acquisition  Amount                  Market
     Security         Date      in 000's    Cost        Value
     --------      ----------- --------------------------------
  Banco de Inversion y
     Comercio Exterior S.A.,
     9.375%, 12-27-2000 2-18-97     $500$  520,000    $515,500
  Centrais Electricas Brasileiras S.A.,
     10.0%, 10-30-98   2-20-98       500   508,750     506,875
  Cervejarias Kaiser S.A.,
     8.875%, 9-26-2005 9-16-97       500   498,450     469,375
  Companhia Energetica de Minas Gerais- CEMIG,
     9.125%, 11-18-20042-17-98       500   490,937     496,250
  Companhia Paranaense de Energia-COPEL,
     9.75%, 5-2-2005   4-22-97       500   498,090     492,500
  Petroleos Mexicanos,
     8.375%, 3-30-2005 3-25-98       500   498,910     500,000
                                        ----------  ----------
                                        $3,015,137  $2,980,500
                                        ==========  ==========

  The total market value of restricted securities represents 9.87% of the total net assets at March 31, 1998.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 4 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED ASSET STRATEGY FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998

Assets
 Investment securities -- at value
   (Notes 1 and 4) .................................    $31,020,572
 Cash   ............................................          3,722
 Receivables:
   Dividends and interest ..........................        222,431
   Fund shares sold ................................         72,551
 Unamortized organization expenses (Note 2)  .......         19,812
 Prepaid insurance premium  ........................            660
                                                        -----------
    Total assets  ..................................     31,339,748
                                                        -----------
Liabilities
 Payable for investment securities purchased........      1,050,619
 Payable to Fund shareholders  .....................         64,910
 Organization expenses payable  ....................         19,812
 Accrued service fee (Note 3)  .....................          8,310
 Accrued transfer agency and dividend
   disbursing (Note 3) .............................          7,188
 Accrued accounting services fee (Note 3)  .........          1,667
 Accrued management fee (Note 3)  ..................            572
 Other liabilities  ................................          3,268
                                                        -----------
    Total liabilities  .............................      1,156,346
                                                        -----------
      Total net assets .............................    $30,183,402
                                                        ===========

Net Assets
 $0.01 par value capital stock
   Capital stock ...................................        $52,033
   Additional paid-in capital ......................     27,106,391
 Accumulated undistributed income:
   Accumulated undistributed net investment
    income  ........................................         36,633
   Accumulated undistributed net realized gain on
    investment transactions   ......................      1,051,506
   Net unrealized appreciation in value of
    investments  ...................................      1,936,839
                                                        -----------
    Net assets applicable to outstanding
      units of capital .............................    $30,183,402
                                                        ===========
Net asset value per share (net assets divided
 by shares outstanding)
 Class A  ..........................................          $5.80
 Class Y  ..........................................          $5.80
Capital shares outstanding
 Class A  ..........................................      5,144,477
 Class Y  ..........................................         58,831
Capital shares authorized ..........................  1,000,000,000

                   See notes to financial statements.

UNITED ASSET STRATEGY FUND, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended MARCH 31, 1998

Investment Income
 Income (Note 1B):
   Interest and amortization .......................      $595,062
   Dividends .......................................        51,502
                                                        ----------
    Total income  ..................................       646,564
                                                        ----------
 Expenses (Notes 2 and 3):
   Investment management fee .......................        98,971
   Transfer agency and dividend disbursing - Class A        40,951
   Service fee - Class A ...........................        29,681
   Registration fees ...............................        20,885
   Prospectus typesetting.............................      18,328
   Accounting services fee .........................        10,000
   Audit fees ......................................         7,780
   Amortization of organization expenses ...........         4,953
   Custodian fees ..................................         3,326
   Legal fees ......................................         2,712
   Shareholder servicing - Class Y .................            10
   Other ...........................................        16,035
                                                        ----------
    Total expenses  ................................       253,632
                                                        ----------
      Net investment income ........................       392,932
                                                        ----------
Realized and Unrealized Gain (Loss) on
 Investments (Notes 1 and 4)
 Realized net gain on securities  ..................     1,927,906
 Realized net loss on foreign currency
   transactions ....................................       (4,777)
                                                        ----------
   Realized net gain on investments ................     1,923,129

 Unrealized depreciation in value of investments
   during the period ...............................     (288,771)
                                                        ----------
    Net gain on investments  .......................     1,634,358
                                                        ----------
      Net increase in net assets resulting
       from operations  ............................    $2,027,290
                                                        ==========


                       See notes to financial statements.

UNITED ASSET STRATEGY FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS       For the six      For the
                                        months endedfiscal year ended
                                          March 31, September 30,
                                             1998        1997
Increase (Decrease) in Net Assets       --------------------------
 Operations:
   Net investment income ............       $392,932    $   842,465
   Realized net gain on
    investments  ....................      1,923,129      1,688,777
   Unrealized appreciation
    (depreciation)  .................      (288,771)      2,055,672
                                         -----------    -----------
    Net increase in net assets
      resulting from operations .....      2,027,290      4,586,914
                                         -----------    -----------
 Distributions to shareholders (Note 1E):*
   From net investment income
    Class A  ........................       (482,194)      (791,004)
    Class Y  ........................         (6,522)       (10,686)
   From realized gains on
    securities transactions
    Class A  ........................     (2,183,542)           ---
    Class Y  ........................        (27,886)           ---
                                         -----------    -----------
                                          (2,700,144)      (801,690)
Capital share transactions:              -----------    -----------
   Proceeds from sale of shares:
    Class A (441,562 and 667,368
      shares, respectively) .........      2,525,811      3,651,541
    Class Y (9,953 and 33,050
      shares, respectively) .........         57,429        178,871
   Proceeds from reinvestment of dividends
    and/or capital gains distribution:
    Class A (492,243 and 143,389
      shares, respectively) .........      2,647,268        785,910
    Class Y (6,398 and 1,949
      shares, respectively) .........         34,409         10,686
   Payments for shares redeemed:
    Class A (503,476 and 2,170,564
      shares, respectively) .........     (2,888,559)   (11,786,216)
    Class Y (11,188 and 44,348
      shares, respectively) .........        (62,846)      (241,432)
                                         -----------    -----------
      Net increase (decrease) in net
       assets resulting from capital
       share transactions  ..........       2,313,512   (7,400,640)
                                         -----------    -----------
       Total increase (decrease)  ...       1,640,658   (3,615,416)
Net Assets
 Beginning of period  ...............     28,542,744     32,158,160
                                         -----------    -----------
 End of period, including undistributed
   net investment income of $36,633
   and $137,194, respectively .......    $30,183,402    $28,542,744
                                         ===========    ===========
                  *See "Financial Highlights" on pages 14-15.
                       See notes to financial statements.

UNITED ASSET STRATEGY FUND, INC.
FINANCIAL HIGHLIGHTS
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                    For the
                            For the For the fiscal         period
                                six   year ended             from
                             months ended September 30,   3/9/95*
                              ended --------------        through
                            3/31/98   1997    1996        9/30/95
                            -------------- -------        -------
Net asset value,
 beginning of period          $5.99  $5.24   $5.42          $5.00
                              -----  -----   -----          -----
Income from investment operations:
 Net investment
   income ..........           0.08   0.16    0.15           0.07
 Net realized and
   unrealized gain (loss)
   on investments...           0.30   0.74   (0.17)          0.40
                              -----  -----   -----          -----
Total from investment
 operations ........           0.38   0.90   (0.02)          0.47
                              -----  -----   -----          -----
Less distributions:
 From net investment
   income ..........          (0.10) (0.15)  (0.15)         (0.05)
 From capital gains           (0.47) (0.00)  (0.00)         (0.00)
 In excess of capital
   gains............          (0.00) (0.00)  (0.01)         (0.00)
                              -----  -----   -----          -----
Total distributions.          (0.57) (0.15)  (0.16)         (0.05)
                              -----  -----   -----          -----
Net asset value,
 end of period .....          $5.80  $5.99   $5.24          $5.42
                              =====  =====   =====          =====
Total return** .....           7.05% 17.46%  -0.49%          9.42%
Net assets, end of period
 (000 omitted)  ....        $29,842$28,221 $31,828        $22,248
Ratio of expenses to
 average net assets            1.78%***1.70%  1.68%          1.64%***
Ratio of net investment
 income to average net
 assets ............           2.76%***2.87%  2.93%          3.71%***
Portfolio
 turnover rate .....         119.01%173.88%  91.06%          9.32%
Average commission
 rate paid .........          $0.0427$0.0329 $0.0440

  *Commencement of operations.
 **Total return calculated without taking into account the sales load deducted on an initial purchase.
***Annualized.
                       See notes to financial statements.

UNITED ASSET STRATEGY FUND, INC.
FINANCIAL HIGHLIGHTS
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                            For the For the fiscal        For the
                              six     year ended           period
                             months  September 30,     from 9/27/95*
                             ended  --------------        through
                            3/31/98   1997    1996        9/30/95
                            ------- ------  ------       --------
Net asset value,
 beginning of period          $5.99  $5.24   $5.42          $5.41
                              -----  -----   -----          -----
Income from investment
 operations:
 Net investment
   income ..........           0.09   0.17    0.16           0.00
 Net realized and
   unrealized gain
   (loss) on
   investments......           0.30   0.75   (0.17)          0.01
                              -----  -----   -----          -----
Total from investment
 operations ........           0.39   0.92   (0.01)          0.01
                              -----  -----   -----          -----
Less distributions:
 From net investment
   income...........          (0.11) (0.17)  (0.16)         (0.00)
 From capital gains           (0.47) (0.00)  (0.00)         (0.00)
 In excess of
   capital gains ...          (0.00) (0.00)  (0.01)         (0.00)
                              -----  -----   -----          -----
Total distributions.          (0.58) (0.17)  (0.17)         (0.00)
                              -----  -----   -----          -----
Net asset value,
 end of period .....          $5.80  $5.99   $5.24          $5.42
                              =====  =====   =====          =====
Total return .......           7.22% 17.93%  -0.21%          0.18%
Net assets, end of
 period (000
 omitted)  .........           $341   $322    $330             $3
Ratio of expenses
 to average net
 assets ............           1.50%**1.28%   1.29%          0.00%
Ratio of net
 investment income
 to average net
 assets ............           3.07%**3.29%   3.43%          0.00%
Portfolio
 turnover rate .....         119.01%173.88%  91.06%          9.32%**
Average commission
 rate paid .........          $0.0427$0.0329 $0.0440

 *Commencement of operations.
**Annualized.

                       See notes to financial statements.

UNITED ASSET STRATEGY FUND, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1998

NOTE 1 -- Significant Accounting Policies

     United Asset Strategy Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high total return with reduced risk over the long term through investments in stocks, bonds and short-term instruments. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 4 -- Investment Security Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 5 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Organization

     The Fund, a Maryland corporation, was organized on August 25, 1994 and was inactive (except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the registration of its shares under the Securities Act of 1933) until March 9, 1995 (the date of the initial public offering).

     On February 23, 1995, Waddell & Reed, Inc. ("W&R") purchased for investment 20,000 shares of the Fund at their net asset value of $5.00 per share.

     The Fund's organizational expenses in the amount of $49,530 were advanced to the Fund by W&R and are an obligation to be paid by it. These expenses are being amortized and are payable evenly over 60 months following the date of the initial public offering. In the event that all or a part of W&R's initial investment in the Fund's shares is redeemed prior to the full reimbursement of these organizational expenses, the Fund's obligation to make further reimbursement will cease.

NOTE 3 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .30% of net assets and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $19.8 billion of combined net assets at March 31, 1998) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and
 .36% of that amount over $12 billion.  The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and W&R, Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.


                    Accounting Services Fee
                   Average
                Net Asset Level          Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 10,000
           From $   25 to $   50          $ 20,000
           From $   50 to $  100          $ 30,000
           From $  100 to $  200          $ 40,000
           From $  200 to $  350          $ 50,000
           From $  350 to $  550          $ 60,000
           From $  550 to $  750          $ 70,000
           From $  750 to $1,000          $ 85,000
                $1,000 and Over           $100,000

     For Class A shares, the Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of .15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $81,419, out of which W&R paid sales commissions of $46,145 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $520, which are included in other expenses.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 4 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $16,804,610 while proceeds from maturities and sales aggregated $22,878,070. Purchases of short-term securities and U.S. Government securities aggregated $52,063,491 and $8,081,984, respectively. Proceeds from maturities and sales of short-term securities and U.S. Government securities aggregated $47,719,242 and $5,016,406, respectively.

     For Federal income tax purposes, cost of investments owned at March 31, 1998 was $29,083,733, resulting in net unrealized appreciation of $1,936,839, of which $2,166,227 related to appreciated securities and $229,388 related to depreciated securities.

NOTE 5 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital gain net income of $1,336,140 during its fiscal year ended September 30, 1997, which has been distributed to the Fund's shareholders.

NOTE 6 -- Multiclass Operations

     On September 12, 1995, the Fund was authorized to offer investors two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Distribution and Service Plan and have a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of either class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United Asset Strategy Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United Asset Strategy Fund, Inc. (the "Fund") as of March 31, 1998, and the related statements of operations for the six-month period then ended and changes in net assets for the six-month period then ended and the fiscal year ended September 30, 1997, and the financial highlights for the six-month period then ended and for each of the fiscal periods in the three-year period ended September 30, 1997. The financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of United Asset Strategy Fund, Inc. as of March 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Kansas City, Missouri
May 8, 1998

DIRECTORS
Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
William L. Rogers, Los Angeles, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona


OFFICERS

Keith A. Tucker, President
Michael L. Avery, Vice President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Sharon K. Pappas, Vice President and Secretary
Daniel J. Vrabac, Vice President








To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The United Group of Mutual Funds

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.


















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com

NUR1017SA(3-98)

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